Other Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Non Financial Assets [abstract]
Summary of Other Non-financial Assets
“Other Non-financial Assets” break down as follows:

	12.31.24	12.31.23
Payments on behalf of third parties	16,454,024	13,063,080
Advances of fees to Directors and Syndics	1,992,844	40,302
Advances to Personnel	27,900,697	398,795
Tax Credits	110,870,461	34,843,862
Payments made in Advance	75,850,104	61,556,442
Advances for Purchase of Assets	5,965,294	9,079,029
Investment properties (*)	11,588,672	11,545,661
Other Sundry Assets Measured at Cost	41,688,046	26,163,437
Assets Taken in Defense of Credits	438,339	438,341
Contract Assets	18,054,033	5,357,774
Others	2,294,806	6,818,662
Total	313,097,320	169,305,385
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(*)	Changes in “Investment Properties” are detailed in Schedule F.